Stockholders' Deficiency - Summary of Options Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Number of Shares Options Outstanding	7,781,667	7,690,665	4,943,665
Number of Shares Options Granted	130,000	1,190,000	3,198,000
Number of Shares Options Exercised
Number of Shares Options Canceled/forfeited/expired	(146,667)	(1,098,998)	(451,000)
Number of Shares Options Outstanding	7,765,000	7,781,667	7,690,665
Number of Shares Options Exercisable	6,871,000	6,460,333
Weighted Average Exercise Price Options Outstanding	$ 1.15	$ 1.24	$ 1.43
Weighted Average Exercise Price Options Granted	0.38	0.60	0.96
Weighted Average Exercise Price Options Exercised
Weighted Average Exercise Price Options Canceled/forfeited/expired	0.75	1.18	1.33
Weighted Average Exercise Price Options Outstanding	1.14	1.15	1.24
Weighted Average Exercise Price Option Exercisable	$ 1.19	$ 1.22	$ 0.60
Weighted Average Remaining Life In Years Outstanding	2 years 3 months 18 days	2 years 9 months 18 days
Weighted Average Remaining Life In Years Exercisable	2 years 2 months 12 days	2 years 7 months 6 days
Aggregate Intrinsic Value Outstanding	$ 21,600
Aggregate Intrinsic Value Exercisable	$ 21,600